Stock-Based Compensation - Schedule of Assumptions used in Calculating the Fair Value (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Stock Option Valuation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	95.40%	95.62%
Expected term (in years)	6 years 1 month 6 days	6 years 25 days
Risk-free interest rate	4.00%	4.35%
Parade Warrant Obligation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		97.80%	93.30%
Expected term (in years)		10 years	10 years
Risk-free interest rate		4.20%	4.60%